Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Components of Revenues	Net revenues, operating cost and expenses, operating income, and net income by segment for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31, 2020

	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,631,119	2,368,314	24,755	15,024,188
Cost and expenses:
Cost of revenues	(6,865,836)	(1,088,816)	(22,129)	(7,976,781)
Research and development	(844,826)	(322,851)	—	(1,167,677)
Sales and marketing	(1,454,123)	(1,359,709)	(90)	(2,813,922)
General and administrative	(664,458)	(73,019)	(25,673)	(763,150)
Total cost and expenses	(9,829,243)	(2,844,395)	(47,892)	(12,721,530)
Other operating income	223,312	3,945	1,520	228,777
Income (loss) from operations	3,025,188	(472,136)	(21,617)	2,531,435
Interest income	440,878	3,353	240	444,471
Interest expense	(78,872)	—	—	(78,872)
Other gain or loss, net	1,500	—	—	1,500
Income tax (expenses) benefits	(770,333)	14,713	—	(755,620)
Share of loss on equity method investments	(42,522)	—	—	(42,522)

Net income (loss)	2,575,839	(454,070)	(21,377)	2,100,392

	For the year ended December 31, 2021

	Momo	Tantan	QOOL	Unallocated	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues:	12,541,205	2,029,184	5,330	—	14,575,719
Cost and expenses:
Cost of revenues	(7,301,048)	(1,044,852)	(37,531)	—	(8,383,431)
Research and development	(828,688)	(303,093)	—	—	(1,131,781)
Sales and marketing	(1,420,130)	(1,180,146)	(4,033)	—	(2,604,309)
General and administrative	(619,922)	18,401	(23,179)	—	(624,700)
Impairment loss on goodwill and intangible assets	—	—	—	(4,397,012)	(4,397,012)
Total cost and expenses	(10,169,788)	(2,509,690)	(64,743)	(4,397,012)	(17,141,233)
Other operating income	138,884	37,029	34	—	175,947
Income (loss) from operations	2,510,301	(443,477)	(59,379)	(4,397,012)	(2,389,567)
Interest income	383,028	1,091	160	—	384,279
Interest expense	(73,776)	—	—	—	(73,776)
Other gain or loss, net	(16,000)	—	—	—	(16,000)
Income tax (expenses) benefits	(844,987)	22,431	—	—	(822,556)
Share of loss on equity method investments	(8,084)	—	—	—	(8,084)

Net income (loss)	1,950,482	(419,955)	(59,219)	(4,397,012)	(2,925,704)

The impairment loss was presented as an unallocated item in the segment information because the CEO does not consider this as part of the segment operating performance measure.

	For the year ended December 31, 2022

	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	11,335,094	1,367,853	1,225	12,704,172
Cost and expenses:
Cost of revenues	(6,704,020)	(714,936)	(2,463)	(7,421,419)
Research and development	(737,380)	(268,839)	—	(1,006,219)
Sales and marketing	(1,346,692)	(721,889)	(5,036)	(2,073,617)
General and administrative	(547,798)	(33,234)	(14,974)	(596,006)
Total cost and expenses	(9,335,890)	(1,738,898)	(22,473)	(11,097,261)
Other operating income	8,753	11,830	49	20,632
Income (loss) from operations	2,007,957	(359,215)	(21,199)	1,627,543
Interest income	368,051	544	284	368,879
Interest expense	(83,530)	—	—	(83,530)
Other gain or loss, net	118,325	—	—	118,325
Income tax (expenses) benefits	(586,663)	24,382	—	(562,281)
Share of income on equity method investments	11,073	—	—	11,073

Net income (loss)	1,835,213	(334,289)	(20,915)	1,480,009